VARIABLE INTEREST ENTITY - Schedule of Statement of Operations - (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Total revenues	$ 1,773,435	$ 1,439,513	$ 3,766,990	$ 2,835,861	$ 6,060,865	$ 4,512,807
Cost of revenues	(434,043)	(326,890)	(883,971)	(643,988)	(1,367,870)	(1,059,740)
Total operating expenses	3,106,763	1,722,962	5,849,324	3,564,161	8,906,261	4,965,545
Net loss	(3,058,461)	(1,428,066)	(3,058,461)	(1,428,066)	(4,253,617)	(1,554,619)
Atlas
Total revenues	161,575	586,735	1,105,114	341,900	2,228,086	1,563,217
Cost of revenues	(80,753)	(350,707)	(625,165)	(179,810)	(1,378,689)	(791,287)
Gross margin	80,822	236,028	479,366	162,090	849,397	771,930
Total operating expenses	27,336	276,440	466,342	124,260	807,346	873,580
Net loss	$ (53,486)	$ (40,412)	$ 13,024	$ 37,830	$ 42,051	$ (107,650)